COMMITMENTS AND CONTINGENCIES - Purchase commitments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
COMMITMENTS AND CONTINGENCIES
2022	$ 475
2023	340
2024	342
2025	122
2026	142
2027 and thereafter	2,562
Total	$ 3,983